SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2014
Share capital [Line Items]
Summary of the number of options outstanding under the Plan
	Employees and directors		Consultants and service providers
	Number of options	USD*	Number of options	USD*

Outstanding at January 1, 2013	462,500	1.28	148,125	0.96
Granted	-	-	71,875	1.92
Outstanding at December 31, 2013	462,500	1.28	220,000	1.28
Granted	448,000	5.32	46,875	5.96
Forfeited	6,250	1.92	-	-
Outstanding at December 31, 2014	904,250	3.28	266,875	2.10

*	Weighted average price per share

Summary of the information concerning outstanding and exercisable options
December 31, 2014
Options outstanding			Options exercisable
	Number of	Weighted	Number of	Weighted
	options	average	options	average
Exercise	outstanding	remaining	exercisable	remaining
prices per	at end of	contractual	at end of	contractual
share USD	year	life	year	life
0.048-1.312	298,125	4.90	298,125	4.90
1.92	525,000	7.25	431,407	6.85
5.46-5.88	279,250	9.98	9,650	9.89
7.98	68,750	7.62	-	-
	1,171,125		739,182

Schedule of share-based compensation
	Year ended
	December 31
	2014	2013	2012
Cost of revenues	$15	$16	$23
Research and development expenses	80	59	83
Selling, general and administrative	102	430	249
	$197	$505	$355

Employees and directors [Member]
Share capital [Line Items]
Schedule of underlying data used for computing the fair value of the options
2012
Value of ordinary share	$4.896
Dividend yield	0%
Expected volatility	67.1%
Risk-free interest rate	0.72%-1.20%
Expected term	5-7 years
2014
Value of ordinary share	$4.8-$6.8
Dividend yield	0%
Expected volatility	59.0%-66.7%
Risk-free interest rate	1.87%-2.22%
Expected term	6-7 years

Consultants and other service providers [Member]
Share capital [Line Items]
Schedule of underlying data used for computing the fair value of the options

2013
Value of ordinary share	$6.816
Dividend yield	0%
Expected volatility	64.5%
Risk-free interest rate	1.81%
Expected term	10 years

2014
Value of ordinary share	$5.45-$7.01
Dividend yield	0%
Expected volatility	59.9%-62.0%
Risk-free interest rate	1.81%-2%
Expected term	6 years